Portfolio of Investments
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 2.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Minnesota 0.5%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-1 (JPMorgan Chase Bank)
11/15/2035	0.140%	3,900,000	3,900,000
New York 1.5%
City of New York(a),(b)
Unlimited General Obligation Bonds
Fiscal 2015
Subordinated Series 2015 (JPMorgan Chase Bank)
06/01/2044	0.180%	3,600,000	3,600,000
New York City Transitional Finance Authority(a),(b)
Revenue Bonds
Future Tax Secured
Subordinated Series 2016 (JPMorgan Chase Bank)
02/01/2045	0.180%	1,000,000	1,000,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.180%	5,145,000	5,145,000
06/15/2050	0.180%	1,050,000	1,050,000
Total			10,795,000
Total Floating Rate Notes (Cost $14,695,000)			14,695,000

Municipal Bonds 87.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.3%
Black Belt Energy Gas District
Revenue Bonds
Series 2017-A (Mandatory Put 07/01/22)
08/01/2047	4.000%	2,500,000	2,647,700
Series 2018A (Mandatory Put 12/01/23)
12/01/2048	4.000%	4,970,000	5,465,956
Black Belt Energy Gas District(c)
Revenue Bonds
Series 2018B-2 (Mandatory Put 12/01/23)
Muni Swap Index Yield + 0.620% 12/01/2048	0.780%	5,000,000	4,926,700
Industrial Development Board of the City of Mobile
Senior Revenue Bonds
Alabama Power Co. - Barry Plant Project
Series 2020 (Mandatory Put 06/26/25)
06/01/2034	1.000%	1,150,000	1,154,083
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Southeast Alabama Gas Supply District (The)
Revenue Bonds
Project #2
Series 2018A
06/01/2021	4.000%	1,000,000	1,026,840
State of Alabama Docks Department
Refunding Revenue Bonds
Docks Facilities
Series 2017B
10/01/2020	5.000%	1,280,000	1,289,037
Total			16,510,316
Alaska 1.4%
Alaska Industrial Development & Export Authority
Refunding Revenue Bonds
Greater Fairbanks Community Hospital Foundation Project
Series 2019
04/01/2023	5.000%	1,870,000	2,076,691
04/01/2024	5.000%	1,800,000	2,066,796
Revenue Bonds
Yukon-Kuskokwim Health Corp. Project
Series 2017
12/01/2020	3.500%	5,300,000	5,309,964
Alaska Municipal Bond Bank Authority
Refunding Revenue Bonds
Series 2020-1
12/01/2022	5.000%	700,000	772,093
Total			10,225,544
Arizona 1.0%
Arizona Industrial Development Authority
Revenue Bonds
Lincoln South Beltway Project
Series 2020
02/01/2023	5.000%	1,250,000	1,386,313
05/01/2023	5.000%	1,000,000	1,119,830
Chandler Industrial Development Authority(d)
Revenue Bonds
Intel Corp.
Series 2019 (Mandatory Put 06/03/24)
06/01/2049	5.000%	1,450,000	1,671,429
Coconino County Pollution Control Corp.(d)
Refunding Revenue Bonds
Nevada Power Co.
Series 2020 (Mandatory Put 03/31/23)
09/01/2032	1.875%	1,500,000	1,520,145
Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(c)
Refunding Revenue Bonds
Banner Health Obligation
Series 2019 (Mandatory Put 10/18/24)
Muni Swap Index Yield + 0.570% 01/01/2035	0.730%	1,465,000	1,450,013
Total			7,147,730
California 1.6%
California County Tobacco Securitization Agency
Refunding Revenue Bonds
Series 2020A
06/01/2022	4.000%	300,000	319,842
06/01/2023	4.000%	400,000	440,008
California Housing Finance
Revenue Bonds
Santa Ana Towers
Series 2020F (Mandatory Put 04/01/22)
04/01/2024	1.450%	2,000,000	2,019,900
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,745,000	2,060,548
County of Riverside(d)
Revenue Bonds
Series 1989A Escrowed to Maturity (GNMA)
05/01/2021	7.800%	1,500,000	1,580,250
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2020	5.000%	2,235,000	2,257,082
San Francisco City & County Airport Commission - San Francisco International Airport(d)
Refunding Revenue Bonds
Series 2019H
05/01/2021	5.000%	2,570,000	2,645,353
Total			11,322,983
Colorado 1.6%
City & County of Denver Airport System(d)
Refunding Revenue Bonds
Series 2017A
11/15/2030	5.000%	1,925,000	2,396,221
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019B (Mandatory Put 08/01/26)
08/01/2049	5.000%	2,000,000	2,381,440
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2026	5.000%	1,500,000	1,878,525
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Colorado
Certificate of Participation
Series 2020A
12/15/2026	5.000%	1,000,000	1,276,630
University of Colorado Hospital Authority
Revenue Bonds
Obligation Group
Series 2017 (Mandatory Put 03/01/22)
11/15/2038	5.000%	3,650,000	3,813,337
Total			11,746,153
Connecticut 4.8%
City of Bridgeport
Unlimited General Obligation Refunding Bonds
Series 2017B
08/15/2026	5.000%	3,250,000	3,864,250
City of Waterbury
Unlimited General Obligation Bonds
Series 2017A
11/15/2020	4.000%	350,000	353,679
11/15/2021	5.000%	500,000	530,275
Unlimited General Obligation Refunding Bonds
Series 2017B
09/01/2020	4.000%	330,000	330,944
09/01/2021	5.000%	425,000	446,611
Connecticut Housing Finance Authority(d)
Refunding Revenue Bonds
Subordinated Series 2018A-2
05/15/2021	2.150%	1,595,000	1,613,342
11/15/2021	2.250%	1,625,000	1,657,597
05/15/2022	2.375%	1,460,000	1,502,398
Revenue Bonds
Subordinated Series 2017C-2
05/15/2021	3.000%	2,680,000	2,726,391
11/15/2021	3.000%	4,435,000	4,508,177
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2022	5.000%	400,000	431,684
Unlimited General Obligation Bonds
Green Bond
Series 2016F
10/15/2030	5.000%	2,410,000	2,976,615
Series 2012B
04/15/2027	5.000%	3,000,000	3,218,520
Series 2016E
10/15/2034	5.000%	1,620,000	1,971,038
Series 2020C
06/01/2023	4.000%	400,000	439,676
06/01/2024	4.000%	525,000	592,358

2	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020E
09/15/2028	4.000%	3,190,000	3,380,890
State of Connecticut Special Tax
Revenue Bonds
Series 2018B
10/01/2031	5.000%	3,535,000	4,561,811
Total			35,106,256
District of Columbia 1.6%
District of Columbia
Revenue Bonds
Federal Highway Grant Anticipation
Series 2011
12/01/2023	5.250%	1,750,000	1,777,825
District of Columbia Housing Finance Agency
Revenue Bonds
Series 2018B-1 (FHA) (Mandatory Put 03/01/22)
09/01/2023	2.550%	5,175,000	5,318,296
Metropolitan Washington Airports Authority(d)
Refunding Revenue Bonds
Series 2016A
10/01/2035	5.000%	4,000,000	4,774,680
Total			11,870,801
Florida 2.6%
City of Cape Coral Water & Sewer
Refunding Special Assessment Bonds
Various Areas
Series 2017 (AGM)
09/01/2020	1.900%	920,000	920,859
City of Jacksonville
Refunding Revenue Bonds
Brooks Rehabilitation
Series 2017
11/01/2028	5.000%	2,705,000	3,279,028
City of Port St. Lucie
Special Assessment Refunding Revenue Bonds
Series 2016
07/01/2026	2.250%	1,750,000	1,903,807
County of Broward Airport System(d)
Refunding Revenue Bonds
Series 2015C
10/01/2020	5.000%	1,885,000	1,898,214
Revenue Bonds
Series 2017
10/01/2021	5.000%	1,480,000	1,555,569
County of Lee Solid Waste System(d)
Refunding Revenue Bonds
Series 2016 (NPFGC)
10/01/2022	5.000%	3,100,000	3,364,461
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Florida Ports Financing Commission(d)
Refunding Revenue Bonds
Transportation Fund
Seris 2011B
06/01/2023	5.000%	3,000,000	3,113,790
Miami-Dade County Housing Finance Authority
Revenue Bonds
Series 2020 (Mandatory Put 04/01/22)
04/01/2023	1.400%	1,000,000	1,009,000
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2025	3.750%	2,000,000	1,857,840
Total			18,902,568
Georgia 3.4%
Burke County Development Authority
Refunding Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2015 (Mandatory Put 12/11/20)
10/01/2032	2.350%	7,700,000	7,733,957
Revenue Bonds
Georgia Power Co. Plant Vogtle Project
Series 2019 (Mandatory Put 05/25/23)
10/01/2032	2.250%	1,000,000	1,031,670
City of Atlanta
Refunding Tax Allocation Bonds
Atlantic Station Project
Series 2017
12/01/2020	5.000%	1,000,000	1,013,560
Main Street Natural Gas, Inc.
Revenue Bonds
Series 2007A
03/15/2021	5.000%	5,000,000	5,121,400
Series 2019B (Mandatory Put 12/02/24)
08/01/2049	4.000%	3,360,000	3,815,549
Series 2019C
09/01/2024	5.000%	1,500,000	1,745,100
Monroe County Development Authority
Revenue Bonds
Georgia Power Co. Plant Scherer
Series 2015 (Mandatory Put 12/11/20)
10/01/2048	2.350%	4,000,000	4,026,320
Total			24,487,556
Illinois 11.7%
Chicago Midway International Airport(d)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2022	5.000%	2,000,000	2,110,420

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Chicago O’Hare International Airport(d)
Refunding Revenue Bonds
General Senior Lien
Series 2012B
01/01/2022	5.000%	5,000,000	5,276,800
Series 2013A
01/01/2022	5.000%	5,675,000	5,989,168
Series 2015A
01/01/2028	5.000%	2,000,000	2,304,460
Chicago Park District
Limited Tax General Obligation Refunding Bonds
Series 2014D
01/01/2021	5.000%	1,000,000	1,014,960
City of Chicago
Unlimited General Obligation Notes
Series 2015A Escrowed to Maturity
01/01/2021	5.000%	5,000,000	5,097,500
Unlimited General Obligation Refunding Bonds
Project
Series 2014A Escrowed to Maturity
01/01/2021	5.000%	4,875,000	4,971,086
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2021	5.000%	1,000,000	1,017,910
Second Lien
Series 2008
01/01/2024	5.000%	2,200,000	2,473,438
Revenue Bonds
Second Lien
Series 2014
01/01/2021	3.000%	1,795,000	1,812,537
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2020	5.000%	5,000,000	5,054,350
11/01/2021	5.000%	2,115,000	2,229,929
Series 2016
11/01/2022	5.000%	3,220,000	3,509,607
Revenue Bonds
2nd Lien
Series 2012
11/01/2021	4.000%	1,500,000	1,562,985
City of Granite City(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 05/03/21)
05/01/2027	2.450%	2,500,000	2,538,000
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County Community College District No. 535 Oakton
Limited General Obligation Bonds
Limited Tax
Series 2014
12/01/2027	4.000%	1,480,000	1,706,396
DeKalb County Community Unit School District No. 424 Genoa-Kingston(e)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2001 (AMBAC)
01/01/2021	0.000%	1,500,000	1,495,665
Illinois Development Finance Authority(e)
Revenue Bonds
Zero Regency Park
Series 1991 Escrowed to Maturity
07/15/2023	0.000%	2,395,000	2,366,260
Illinois Finance Authority(c)
Refunding Revenue Bonds
Presbyterian Home
Series 2016 (Mandatory Put 05/01/21)
0.7 x 1-month USD LIBOR + 1.350% 05/01/2036	1.469%	2,400,000	2,400,840
Illinois Finance Authority
Refunding Revenue Bonds
Swedish Covenant Hospital
Series 2016 Escrowed to Maturity
08/15/2020	5.000%	400,000	400,744
08/15/2021	5.000%	455,000	477,472
Revenue Bonds
Loyola University of Chicago
Series 2012B
07/01/2025	5.000%	1,500,000	1,617,525
Kane Cook & DuPage Counties School District No. U-46 Elgin(e)
Unrefunded Unlimited General Obligation Bonds
Series 2003B (AMBAC)
01/01/2023	0.000%	2,000,000	1,972,900
Kendall Kane & Will Counties Community Unit School District No. 308(e)
Unlimited General Obligation Bonds
Capital Appreciation-School
Series 2018 (AGM)
02/01/2022	0.000%	1,950,000	1,932,762
Kendall Kane & Will Counties Community Unit School District No. 308
Unlimited General Obligation Refunding Bonds
Series 2011A
02/01/2023	5.500%	2,000,000	2,233,640
Regional Transportation Authority
Revenue Bonds
Series 2016A
06/01/2031	5.000%	1,785,000	2,067,583
Series 2018B
06/01/2033	5.000%	1,815,000	2,243,576

4	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Illinois
Unlimited General Obligation Bonds
Series 2013CR (AGM)
04/01/2021	5.000%	7,180,000	7,336,668
Series 2020C
05/01/2022	5.125%	500,000	526,335
05/01/2023	5.375%	250,000	271,963
Unlimited General Obligation Refunding Bonds
Series 2012
08/01/2020	5.000%	3,000,000	3,000,114
Series 2018A
10/01/2020	5.000%	1,575,000	1,582,481
10/01/2021	5.000%	2,000,000	2,066,680
University of Illinois
Refunding Revenue Bonds
Auxiliary Facilities System
Series 2013A
04/01/2026	5.000%	2,000,000	2,210,480
Total			84,873,234
Indiana 2.7%
City of Whiting(d)
Refunding Revenue Bonds
BP Products North America
Series 2019 (Mandatory Put 06/05/26)
12/01/2044	5.000%	4,200,000	5,126,058
Elkhart County Corrections Complex Building Corp.
Refunding Revenue Bonds
1st Mortgage
Series 2015
12/01/2025	4.000%	2,505,000	2,907,654
Indiana Finance Authority(c)
Revenue Bonds
Indiana University Health
Series 2011M (Mandatory Put 07/02/21)
Muni Swap Index Yield + 0.550% 03/01/2036	0.440%	5,365,000	5,351,373
Indiana Health & Educational Facilities Financing Authority
Prerefunded 11/02/2021 Revenue Bonds
Ascension Health Alliance
Series 2006B-3 (Mandatory Put 11/02/21)
11/15/2031	1.750%	70,000	71,251
Unrefunded Revenue Bonds
Ascension Health Alliance
Series 2006B-3 (Mandatory Put 11/02/21)
11/15/2031	1.750%	4,930,000	5,006,365
Indiana Housing & Community Development Authority(d)
Refunding Revenue Bonds
Series 2017A-2 (GNMA)
01/01/2039	4.000%	1,090,000	1,150,255
Total			19,612,956
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Iowa 0.4%
Iowa Student Loan Liquidity Corp.(d)
Refunding Revenue Bonds
Series 2019B
12/01/2022	5.000%	400,000	427,624
12/01/2023	5.000%	580,000	636,301
Revenue Bonds
Series 2015A
12/01/2022	5.000%	2,000,000	2,138,120
Total			3,202,045
Kentucky 1.6%
Kenton County School District Finance Corp.
Refunding Revenue Bonds
Series 2015B
10/01/2025	3.000%	1,995,000	2,174,949
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2021	5.000%	1,000,000	1,022,570
06/01/2022	5.000%	1,000,000	1,048,310
Kentucky Public Energy Authority
Revenue Bonds
Gas Supply
Series 2018
12/01/2020	4.000%	1,070,000	1,081,363
06/01/2021	4.000%	1,065,000	1,093,585
Kentucky State Property & Building Commission
Refunding Revenue Bonds
Project #112
Series 2016B
11/01/2021	5.000%	3,000,000	3,175,380
Louisville Regional Airport Authority(d)
Refunding Revenue Bonds
Series 2014-A
07/01/2022	5.000%	1,625,000	1,754,318
Total			11,350,475
Louisiana 0.1%
Louisiana Offshore Terminal Authority
Refunding Revenue Bonds
Loop LLC Project
Series 2019 (Mandatory Put 12/01/23)
09/01/2027	1.650%	1,000,000	1,005,210

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maine 0.2%
Maine Health & Higher Educational Facilities Authority
Revenue Bonds
MaineHealth
Series 2020A
07/01/2026	5.000%	400,000	496,040
07/01/2027	5.000%	600,000	758,760
Total			1,254,800
Maryland 0.3%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	620,000	672,911
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
University of Maryland Medical System
Series 2020 (Mandatory Put 07/01/25)
07/01/2045	5.000%	1,500,000	1,776,315
Total			2,449,226
Massachusetts 2.6%
Brockton Area Transit Authority
Revenue Notes
RAN Series 2020
07/30/2021	1.500%	3,050,000	3,076,809
Lowell Regional Transit Authority
Revenue Notes
RAN Series 2019
08/19/2020	2.000%	5,600,000	5,604,291
Massachusetts Educational Financing Authority(d)
Refunding Revenue Bonds
Issue K
Series 2017A
07/01/2021	4.000%	1,000,000	1,021,450
Series 2018B
07/01/2021	5.000%	1,150,000	1,184,994
Revenue Bonds
Series 2015A
01/01/2022	5.000%	3,500,000	3,664,255
Senior Revenue Bonds
Series 2019B
07/01/2023	5.000%	500,000	547,630
Massachusetts Housing Finance Agency(d)
Refunding Revenue Bonds
Single Family
Series 2017-188
12/01/2020	1.700%	885,000	888,301
06/01/2021	1.800%	685,000	691,186
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Housing Finance Agency
Revenue Bonds
Construction Loan Notes
Series 2017B
12/01/2021	2.050%	1,015,000	1,015,690
Massachusetts Port Authority(d)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2026	5.000%	885,000	1,065,186
Total			18,759,792
Michigan 0.8%
Michigan Finance Authority(d)
Refunding Revenue Bonds
Student Loan
Series 2014-25A
11/01/2023	3.500%	3,165,000	3,279,446
Wayne County Airport Authority(d)
Refunding Revenue Bonds
Junior Lien
Series 2017B
12/01/2021	5.000%	1,000,000	1,060,860
12/01/2022	5.000%	1,100,000	1,202,014
Total			5,542,320
Minnesota 0.9%
City of Maple Grove
Refunding Revenue Bonds
Maple Grove Hospital Corp.
Series 2017
05/01/2021	4.000%	500,000	510,335
05/01/2022	4.000%	500,000	523,790
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2022	3.000%	100,000	99,502
08/01/2023	3.000%	200,000	197,910
08/01/2024	3.000%	100,000	98,665
08/01/2025	3.000%	200,000	196,264
08/01/2026	3.000%	250,000	243,825
Duluth Independent School District No. 709
Refunding Certificate of Participation
School District Credit Enhancement Project
Series 2019B
02/01/2022	5.000%	965,000	1,026,316
Hastings Independent School District No. 200(e)
Unlimited General Obligation Bonds
Student Credit Enhancement Program School Building
Series 2018A
02/01/2023	0.000%	800,000	789,360

6	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota Housing Finance Agency(d)
Refunding Revenue Bonds
Residential Housing
Series 2017D (GNMA)
01/01/2021	2.200%	1,280,000	1,288,435
Revenue Bonds
Series 2020A
07/01/2022	1.300%	245,000	248,195
07/01/2023	1.350%	300,000	305,844
Series 2020A (GNMA)
07/01/2021	1.150%	500,000	502,485
07/01/2024	1.450%	200,000	205,416
Series 2020D (GNMA)
07/01/2026	1.650%	500,000	505,145
Total			6,741,487
Mississippi 0.1%
County of Warren(d)
Refunding Revenue Bonds
International Paper Co. Project
Series 2020 (Mandatory Put 06/16/25)
08/01/2027	1.600%	1,000,000	1,010,790
Missouri 1.1%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2021	5.000%	400,000	406,960
Health & Educational Facilities Authority of the State of Missouri
Refunding Revenue Bonds
CoxHealth
Series 2015A
11/15/2033	5.000%	5,000,000	5,808,150
Joplin Industrial Development Authority
Refunding Revenue Bonds
Freeman Health System
Series 2015
02/15/2035	5.000%	1,820,000	2,026,788
Total			8,241,898
Nebraska 0.4%
Douglas County Hospital Authority No. 2
Revenue Bonds
Children’s Hospital Obligated Group
Series 2020 (Mandatory Put 11/15/25)
11/15/2053	5.000%	1,000,000	1,184,140
Nebraska Investment Finance Authority
Revenue Bonds
Series 2018C
09/01/2023	2.250%	1,920,000	2,010,547
Total			3,194,687
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 1.9%
Clark County School District
Limited General Obligation Bonds
Series 2020A (AGM)
06/15/2026	5.000%	500,000	616,100
County of Clark
Limited General Obligation Bonds
Flood Control
11/01/2026	5.000%	2,000,000	2,370,720
County of Clark Department of Aviation(d)
Refunding Revenue Bonds
Airport System Junior Subordinated Lien
Series 2017C
07/01/2021	5.000%	4,625,000	4,806,023
Las Vegas McCarran International Airport
Series 2017
07/01/2022	5.000%	2,240,000	2,425,382
Subordinated Series 2017A-1
07/01/2022	5.000%	3,000,000	3,248,280
Total			13,466,505
New Hampshire 0.8%
New Hampshire Business Finance Authority(c),(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2018 (Mandatory Put 10/01/21)
Muni Swap Index Yield + 0.750% 10/01/2033	0.910%	5,000,000	4,999,100
New Hampshire Business Finance Authority(d)
Refunding Revenue Bonds
Waste Management, Inc. Project
Series 2019 (Mandatory Put 07/01/24)
07/01/2027	2.150%	1,000,000	1,027,750
Total			6,026,850
New Jersey 6.8%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2021	5.000%	650,000	666,315
03/01/2022	5.000%	500,000	533,860
Garden State Preservation Trust(e)
Revenue Bonds
Capital Appreciation
Series 2003B (AGM)
11/01/2022	0.000%	5,000,000	4,823,950

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Economic Development Authority(d)
Refunding Revenue Bonds
American Water Co.
Series 2020B (Mandatory Put 06/01/2023)
11/01/2034	1.200%	3,000,000	3,009,000
New Jersey Economic Development Authority
Refunding Revenue Bonds
School Facilities Construction
Series 2013
03/01/2023	5.000%	2,520,000	2,755,318
Series 2015XX
06/15/2026	4.250%	2,355,000	2,594,951
Series 2017B
11/01/2022	5.000%	2,285,000	2,479,316
New Jersey Health Care Facilities Financing Authority
Refunding Revenue Bonds
Hospital Asset Transformation Program
Series 2017
10/01/2031	5.000%	2,000,000	2,335,860
New Jersey Higher Education Student Assistance Authority(d)
Refunding Revenue Bonds
Series 2018B
12/01/2020	5.000%	1,500,000	1,518,255
Series 2020A
12/01/2022	5.000%	1,000,000	1,077,840
Revenue Bonds
Series 2015-1A
12/01/2027	4.000%	3,435,000	3,692,144
Series 2016-1A
12/01/2020	5.000%	1,250,000	1,265,213
Series 2017-1A
12/01/2023	5.000%	2,100,000	2,337,573
Series 2020B
12/01/2022	5.000%	1,150,000	1,239,516
New Jersey Higher Education Student Assistance Authority
Refunding Revenue Bonds
Series 2019A
12/01/2029	2.375%	1,000,000	995,470
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2017B
05/01/2021	2.000%	7,675,000	7,764,721
New Jersey Housing & Mortgage Finance Agency(d),(f)
Refunding Revenue Bonds
Series 2020F (HUD)
04/01/2026	1.500%	3,745,000	3,749,194
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2022	5.000%	3,000,000	3,203,700
Revenue Bonds
Transportation System
Series 2006A (AGM)
12/15/2020	5.250%	2,360,000	2,399,978
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2022	5.000%	1,000,000	1,080,040
Total			49,522,214
New Mexico 0.7%
City of Farmington(d)
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/22)
06/01/2040	1.200%	1,500,000	1,505,070
City of Farmington
Refunding Revenue Bonds
Public Service Co. of New Mexico San Juan Project
Series 2020 (Mandatory Put 06/01/23)
06/01/2040	1.100%	1,500,000	1,507,815
Series 2020 (Mandatory Put 06/01/24)
06/01/2040	1.150%	2,000,000	2,014,780
Total			5,027,665
New York 12.4%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2020
06/23/2021	2.000%	5,000,000	5,067,300
Chautauqua County Capital Resource Corp.
Refunding Revenue Bonds
NRG Energy Project
Series 2020 (Mandatory Put 04/03/23)
04/01/2042	1.300%	5,000,000	4,948,250
City of New York
Limited General Obligation Refunding Bonds
Series 2012F
08/01/2028	5.000%	3,710,000	3,959,720
Cortland Enlarged City School District
Unlimited General Obligation Bonds
RAN Series 2020
07/30/2021	1.500%	4,000,000	4,034,760

8	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Gloversville Enlarged School District
Unlimited General Obligation Notes
Fulton County
BAN Series 2019A
10/16/2020	1.750%	5,000,000	5,015,100
Holland Central School District
Unlimited General Obligation Notes
BAN Series 2020
06/24/2021	1.750%	5,535,000	5,577,675
Housing Development Corp.
Revenue Bonds
Series 2017C-2
07/01/2021	1.700%	3,000,000	3,004,080
Sustainable Neighborhood
Series 2017G (Mandatory Put 12/31/21)
11/01/2057	2.000%	3,000,000	3,001,410
Hudson Yards Infrastructure Corp.
Refunding Revenue Bonds
Series 2020A
02/15/2026	5.000%	1,890,000	2,315,685
Little Falls City School District
Unlimited General Obligation Notes
BAN Series 2020
02/05/2021	1.750%	5,800,000	5,833,930
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019B-1
05/15/2022	5.000%	2,000,000	2,081,460
BAN Subordinated Series 2020B-2B
05/15/2021	5.000%	4,000,000	4,076,040
Series 2020A-1
02/01/2023	5.000%	5,000,000	5,249,700
New York City Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2016-12A2
11/01/2020	2.000%	4,000,000	4,001,680
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Subordinated Bonds
Subordinated Series 2015B
08/01/2028	5.000%	4,830,000	5,692,203
New York City Transitional Finance Authority Building Aid
Revenue Bonds
Subordinated Series 2015S
07/15/2027	5.000%	2,090,000	2,504,363
New York State Dormitory Authority
Revenue Bonds
School District Finance Program
Series 2020A (AGM)
10/01/2025	5.000%	1,650,000	2,026,447
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Urban Development Corp.
Revenue Bonds
St Peters Income Tax
Series 2020A
03/15/2026	5.000%	2,040,000	2,097,344
Port Authority of New York & New Jersey(d)
Revenue Bonds
Series 2011-106
10/15/2021	5.000%	2,250,000	2,374,875
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2014-189
04/01/2021	2.450%	1,000,000	1,011,670
Series 2017-206
10/01/2020	1.600%	1,490,000	1,492,399
04/01/2021	1.700%	1,730,000	1,742,715
10/01/2021	1.800%	1,165,000	1,181,357
04/01/2022	1.950%	1,300,000	1,326,988
Revenue Bonds
55th Series 2017
10/01/2020	1.800%	1,725,000	1,728,312
04/01/2021	1.950%	1,815,000	1,831,317
10/01/2021	2.050%	505,000	513,545
Town of Oyster Bay(f)
Limited General Obligation Refunding Bonds
Series 2020 (BAM)
11/01/2025	4.000%	750,000	878,273
Village of Cooperstown
Limited General Obligation Notes
BAN Series 2020
01/28/2021	1.750%	5,800,000	5,826,970
Total			90,395,568
North Carolina 0.9%
Columbus County Industrial Facilities & Pollution Control Financing Authority(d),(g)
Refunding Revenue Bonds
International Paper Co. Project
Series 2019 (Mandatory Put 10/01/24)
03/01/2027	2.100%	2,750,000	2,862,613
North Carolina Turnpike Authority
Refunding Revenue Bonds
Senior Lien
Series 2017
01/01/2025	5.000%	1,500,000	1,737,405
Series 2018
01/01/2025	5.000%	1,110,000	1,285,680
North Carolina Turnpike Authority(e)
Refunding Revenue Bonds
Series 2016C
07/01/2026	0.000%	780,000	666,962
Total			6,552,660

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Dakota 0.1%
North Dakota Housing Finance Agency
Refunding Revenue Bonds
Housing and Home Mortgage Finance Program
Series 2017
01/01/2021	1.950%	645,000	648,541
Ohio 1.8%
City of Cleveland Airport System(d)
Refunding Revenue Bonds
Series 2019B
01/01/2024	5.000%	1,200,000	1,352,148
County of Cuyahoga
Revenue Bonds
Medical Mart/Convention Center Project
Series 2010F
12/01/2022	5.000%	1,315,000	1,334,883
Hillsdale Local School District(f)
Certificate of Participation
Ohio School Facilities Project
Series 2020 (BAM)
12/01/2021	4.000%	500,000	523,285
12/01/2022	4.000%	600,000	647,658
12/01/2023	4.000%	670,000	745,375
Ohio Air Quality Development Authority(d)
Refunding Revenue Bonds
American Electric Power Co. Project
Series 2019 (Mandatory Put 10/01/24)
07/01/2028	2.100%	6,000,000	6,266,760
Ohio Housing Finance Agency
Refunding Revenue Bonds
Housing and Urban Development Corp., Ltd.
Series 2018A
04/01/2021	3.000%	2,110,000	2,144,330
Total			13,014,439
Oklahoma 0.6%
Oklahoma Development Finance Authority(d)
Revenue Bonds
Gilcrease Expressway West Project
Series 2020
07/06/2023	1.625%	4,000,000	3,988,880
Oregon 0.6%
County of Gilliam(d)
Revenue Bonds
Waste Management, Inc. Project
Series 2019A (Mandatory Put 05/02/22)
08/01/2025	2.400%	1,000,000	1,006,170
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2025	5.000%	465,000	564,994
08/15/2026	5.000%	300,000	373,233
Oregon State Business Development Commission(d)
Revenue Bonds
Intel Corp. Project
Series 250 (Mandatory Put 03/01/2022)
03/01/2049	5.000%	2,500,000	2,659,525
Total			4,603,922
Pennsylvania 4.4%
City of Philadelphia Airport(d)
Refunding Revenue Bonds
Series 2011A
06/15/2023	5.000%	1,540,000	1,593,931
Series 2017B
07/01/2022	5.000%	500,000	537,610
Pennsylvania Economic Development Financing Authority(d)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2021	5.000%	1,170,000	1,217,654
06/30/2022	5.000%	5,000,000	5,238,700
Waste Management, Inc. Project
Series 2017A (Mandatory Put 08/03/20)
08/01/2037	1.700%	2,000,000	2,000,000
Pennsylvania Economic Development Financing Authority
Senior Revenue Bonds
UPMC
Series 2015B
03/15/2026	5.000%	1,845,000	2,202,413
Pennsylvania Housing Finance Agency(d)
Refunding Revenue Bonds
Series 2017-124A
10/01/2020	1.550%	500,000	500,735
04/01/2021	1.650%	1,000,000	1,006,090
10/01/2021	1.750%	725,000	733,410
Pennsylvania Housing Finance Agency
Revenue Bonds
Series 2019-129
10/01/2034	2.950%	1,500,000	1,643,265
Series 2020-132A
04/01/2026	1.450%	1,400,000	1,412,236
10/01/2026	1.500%	1,500,000	1,514,070
Pennsylvania Turnpike Commission(c)
Refunding Revenue Bonds
Series 2018A-1
Muni Swap Index Yield + 0.600% 12/01/2023	0.760%	5,000,000	4,972,400

10	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Turnpike Commission
Refunding Revenue Bonds
Subordinated Series 2017B-2
06/01/2031	5.000%	1,000,000	1,210,610
Subordinated Series 2017B-2 (AGM)
06/01/2035	5.000%	2,275,000	2,824,958
Quakertown General Authority
Refunding Revenue Bonds
USDA Loan Anticipation Notes
Series 2017
07/01/2021	3.125%	2,500,000	2,445,000
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2022	5.000%	560,000	610,932
09/01/2023	5.000%	450,000	510,278
Total			32,174,292
Rhode Island 1.2%
Rhode Island Commerce Corp.
Revenue Bonds
Department of Transportation
Series 2020A
05/15/2025	5.000%	1,000,000	1,192,140
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2016
04/01/2026	2.600%	1,235,000	1,330,910
10/01/2026	2.650%	1,575,000	1,692,920
Rhode Island Student Loan Authority(d)
Refunding Revenue Bonds
Series 2018A
12/01/2022	5.000%	1,300,000	1,395,615
Revenue Bonds
Senior Program
Series 2019A
12/01/2023	5.000%	650,000	717,295
12/01/2024	5.000%	875,000	990,693
12/01/2035	2.875%	1,480,000	1,463,838
Total			8,783,411
South Carolina 0.5%
Laurens County Water & Sewer Commission
Revenue Bonds
BAN Series 2020
02/01/2022	1.375%	2,000,000	2,016,740
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
01/01/2024	1.500%	1,090,000	1,118,852
07/01/2024	1.550%	575,000	593,009
Total			3,728,601
Texas 5.1%
Atascosa County Industrial Development Corp.
Refunding Revenue Bonds
San Miguel Electric Cooperative, Inc. Project
Series 2020
12/15/2023	5.000%	450,000	511,947
12/15/2024	5.000%	550,000	645,227
12/15/2025	5.000%	600,000	723,774
12/15/2026	5.000%	625,000	769,319
City of Corpus Christi(f)
Limited General Obligation Refunding Bonds
Forward Delivery
Series 2020B
03/01/2025	5.000%	1,300,000	1,532,050
03/01/2026	5.000%	650,000	788,288
City of Houston Airport System(d)
Refunding Revenue Bonds
Subordinated Series 2018C
07/01/2027	5.000%	1,890,000	2,347,361
City of San Antonio Airport System(d)
Refunding Revenue Bonds
Lien
Subordinated Series 2019A
07/01/2024	5.000%	1,000,000	1,147,310
Dallas/Fort Worth International Airport(d)
Refunding Revenue Bonds
Series 2013E
11/01/2020	5.000%	4,975,000	5,030,919
Dallas/Fort Worth International Airport(f)
Refunding Revenue Bonds
Series 2020A
11/01/2025	5.000%	500,000	613,295
Harris County Cultural Education Facilities Finance Corp.
Revenue Bonds
National Western Life Group
Series 2019A (Mandatory Put 12/01/26)
07/01/2049	5.000%	2,500,000	3,034,775
Harris County Cultural Education Facilities Finance Corp.(c)
Revenue Bonds
Natus Medical, Inc.
Series 2019 (Mandatory Put 12/04/24)
Muni Swap Index Yield + 0.570% 12/01/2049	0.730%	2,000,000	1,939,160

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	11

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Houston Independent School District Public Facility Corp.(e)
Revenue Bonds
Capital Appreciation-Cesar E. Chavez
Series 1998A (AMBAC)
09/15/2020	0.000%	2,685,000	2,683,866
Lewisville Independent School District(e)
Unlimited General Obligation Refunding Bonds
Series 2014B
08/15/2022	0.000%	3,175,000	3,153,600
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2020
05/15/2025	5.000%	750,000	905,437
Matagorda County Navigation District No. 1(d)
Refunding Revenue Bonds
Central Power and Light Co.
Series 2017 (Mandatory Put 09/01/20)
05/01/2030	1.750%	4,000,000	4,001,840
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Texas A&M University Cain Hall Redevelopment Project
Series 2016
04/01/2036	5.000%	1,545,000	1,840,667
State of Texas(d)
Unlimited General Obligation Bonds
College Student Loan
Series 2020A
08/01/2028	4.500%	1,585,000	2,015,676
Unlimited General Obligation Refunding Bonds
College Student Loan
Series 2018
08/01/2020	4.000%	3,000,000	3,000,305
Total			36,684,816
Utah 1.4%
County of Utah
Revenue Bonds
IHC Health Services, Inc.
Series 2018B (Mandatory Put 08/01/22)
05/15/2056	5.000%	3,750,000	4,037,175
Series 2020B (Mandatory Put 08/01/24)
05/15/2060	5.000%	1,500,000	1,767,510
Series 2020B (Mandatory Put 08/01/26)
05/15/2060	5.000%	1,500,000	1,880,730
Salt Lake City Corp. Airport(d)
Revenue Bonds
Series 2017A
07/01/2032	5.000%	2,105,000	2,565,995
Total			10,251,410
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands, U.S. 0.1%
Virgin Islands Public Finance Authority(h),(i)
Revenue Bonds
Series 2015
09/01/2020	5.000%	750,000	750,633
Virginia 0.6%
Arlington County Industrial Development Authority
Refunding Revenue Bonds
Virginia Hospital Center
Series 2020
07/01/2023	5.000%	740,000	831,620
Wise County Industrial Development Authority
Revenue Bonds
Series 2015A (Mandatory Put 09/01/20)
10/01/2040	2.150%	3,375,000	3,375,776
Total			4,207,396
Washington 2.6%
Chelan County Public Utility District No. 1(d)
Refunding Revenue Bonds
Series 2020C
07/01/2023	5.000%	990,000	1,115,938
07/01/2024	5.000%	2,155,000	2,517,471
07/01/2025	5.000%	1,170,000	1,411,277
Port of Seattle(d)
Revenue Bonds
Intermediate Lien
Series 2019
04/01/2021	5.000%	1,000,000	1,029,740
04/01/2022	5.000%	2,000,000	2,137,060
04/01/2023	5.000%	2,000,000	2,218,260
Series 2018B
05/01/2023	5.000%	2,000,000	2,224,960
Seattle Housing Authority
Revenue Bonds
Hinoki Apartments Project
Series 2020A
06/01/2023	3.000%	3,000,000	3,193,380
Washington State Housing Finance Commission(d)
Refunding Revenue Bonds
Single Family Program
Series 2015
12/01/2022	2.600%	1,030,000	1,071,004
Series 2017
06/01/2039	4.000%	775,000	829,196

12	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission
Revenue Bonds
Transforming Age Projects
Series 2019
01/01/2026	2.375%	1,500,000	1,394,970
Total			19,143,256
Wisconsin 1.6%
State of Wisconsin(f)
Unlimited General Obligation Refunding Bonds
Series 2021-1
05/01/2026	5.000%	3,000,000	3,677,580
Wisconsin Health & Educational Facilities Authority
Refunding Revenue Bonds
Marshfield Clinic Health System, Inc.
Series 2020 (Mandatory Put 02/15/25)
02/15/2052	5.000%	3,500,000	4,016,880
Wisconsin Housing & Economic Development Authority(d)
Refunding Revenue Bonds
Series 2017B (FHA)
03/01/2021	1.850%	525,000	528,308
09/01/2022	2.150%	870,000	892,777
Revenue Bonds
Series 2018A
03/01/2021	2.250%	390,000	393,190
03/01/2022	2.500%	1,265,000	1,296,220
09/01/2022	2.600%	710,000	733,359
Total			11,538,314
Total Municipal Bonds (Cost $625,166,488)			635,068,200

Municipal Short Term 8.6%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
California 0.7%
California Pollution Control Financing Authority(d),(h)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2010A
08/01/2023	2.050%	5,000,000	5,000,000
Connecticut 0.1%
State of Connecticut
Special Tax Bonds
Series 2020A
05/01/2021	0.470%	500,000	513,240
Illinois 0.1%
State of Illinois
Unlimited General Obligation Bonds
Series 2020
05/01/2021	2.060%	500,000	510,440
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 1.0%
Cape Cod Regional Transit Authority
Revenue Notes
Series 2020
07/23/2021	0.630%	4,500,000	4,538,340
Greater Attleboro-Taunton Regional Transit Authority
Revenue Notes
RAN Series 2019
08/21/2020	0.490%	3,200,000	3,202,810
Total			7,741,150
New Hampshire 0.4%
New Hampshire Business Finance Authority(d),(h)
Refunding Revenue Bonds
Emerald Renewable Diesel LLC Project
Series 2019 (Mandatory Put 08/31/20)
06/01/2049	2.000%	3,000,000	3,002,040
New Jersey 0.9%
City of Newark
Unlimited General Obligation Notes
Series 2020
07/27/2021	1.410%	1,000,000	1,020,440
City of Orange Township
Unlimited General Obligation Notes
Series 2020
12/18/2020	1.490%	5,311,000	5,321,250
Total			6,341,690
New York 5.0%
Board of Cooperative Educational Services for the Sole Supervisory District
Revenue Notes
RAN Series 2019
09/29/2020	0.460%	7,000,000	7,017,557
City of Amsterdam
Limited General Obligation Notes
Series 2020
06/24/2021	1.720%	7,689,034	7,707,641
County of Rockland
Limited General Obligation Notes
Series 2020
04/01/2021	0.450%	1,595,000	1,611,508
Fort Plain Central School District
Unlimited General Obligation Notes
Series 2020
06/30/2021	0.630%	4,500,000	4,535,640
New York State Dormitory Authority
Revenue Notes
Series 2020B
03/31/2021	0.210%	4,425,000	4,566,158

Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	13

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Springville-Griffith Institute Central School District
Unlimited General Obligation Notes
BAN Series 2019
08/21/2020	0.970%	2,395,517	2,396,935
Town of Elma
Limited General Obligation Notes
BAN Series 2019
08/06/2020	0.960%	1,897,000	1,897,323
Town of Windham
Limited General Obligation Notes
Series 2020
05/19/2021	0.950%	6,521,000	6,575,516
Total			36,308,278
Texas 0.3%
Mission Economic Development Corp.(d),(f)
Refunding Revenue Bonds
Republic Services, Inc. Project
Series 2019 (Mandatory Put 11/02/20)
01/01/2026	1.120%	1,250,000	1,250,000
Mission Economic Development Corp.(d)
Revenue Bonds
Republic Services, Inc. Project
Series 2020A
05/01/2050	1.500%	750,000	750,000
Total			2,000,000
Municipal Short Term (continued)
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Wisconsin 0.1%
Sauk Prairie School District
Revenue Notes
Series 2020
12/09/2020	1.510%	1,010,000	1,011,747
Total Municipal Short Term (Cost $62,336,995)			62,428,585

Money Market Funds 4.0%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.034%(j)	88,003	87,994
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.117%(j)	28,982,026	28,982,026
Total Money Market Funds (Cost $29,070,020)		29,070,020
Total Investments in Securities (Cost $731,268,503)		741,261,805
Other Assets & Liabilities, Net		(14,151,759)
Net Assets		$727,110,046

Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of July 31, 2020.
(c)	Variable rate security. The interest rate shown was the current rate as of July 31, 2020.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Zero coupon bond.
(f)	Represents a security purchased on a when-issued basis.
(g)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of July 31, 2020.
(h)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At July 31, 2020, the total value of these securities amounted to $8,752,673, which represents 1.20% of total net assets.
(i)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At July 31, 2020, the total value of these securities amounted to $750,633, which represents 0.10% of total net assets.
(j)	The rate shown is the seven-day current annualized yield at July 31, 2020.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
14	Columbia Short Term Municipal Bond Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Short Term Municipal Bond Fund, July 31, 2020 (Unaudited)
Abbreviation Legend  (continued)
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
LIBOR	London Interbank Offered Rate
NPFGC	National Public Finance Guarantee Corporation
RAN	Revenue Anticipation Note
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Short Term Municipal Bond Fund | Quarterly Report 2020	15